Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 24, 2012
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST VII
Central Index Key	dei_EntityCentralIndexKey	0000318874
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2012
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNAX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNBX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNCX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNIX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNRX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNSX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNTX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNUX
MFS Equity Income Fund (Prospectus Summary) | MFS Equity Income Fund | R5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EQNVX